Notes Payable	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Notes Payable Whitestone Offices

NOTE 9 – Notes Payable

As of June 30, 2018 and 2017, the Company’s notes payable were as follows:

	Interest Rate	Term	June 30, 2018	December 31, 2017
Notes payable	0%	1 - 2 years	$43,808	$549,936

On September 1, 2016, the Company purchased used office furniture and equipment from its landlord. The Company executed a note payable in the amount of $40,122 at an interest rate of 0% and with monthly payments of $1,114. The Company imputed interest on the note and recorded a discounted note balance of $36,634 on September 1, 2016. The term of the note is three years.

On November 30, 2017 the Company amended two notes payable to GHS in the aggregate principal amount of $500,000. The notes, which were originally made on October 12 and November 2, 2017 and included conversion prices at a 20% discount off market price, as defined in the agreements. The amendments removed the conversion features in the notes. Upon amendment, the Company recorded a loss on extinguishment of these notes of $15,256. As of December 31, 2017 the notes, which were previously included in Convertible Notes Payable are included in Notes Payable. On January 9, 2018 the notes were again amended to reinstate the conversion feature. These notes are included in Convertible Notes Payable as of June 30, 2018.

For the three months ended June 30, 2018 and 2017, interest expense on these notes was $559 and $416, respectively. For the six months ended June 30, 2018 and 2017, interest expense on these notes was $1,220 and $1,045, respectively.

As of December 31, 2017, June 30, 2017, and June 30, 2016, the Company’s notes payable consists of the following:

	Interest Rates	Term	December 31, 2017	June 30, 2017	June 30, 2016
Notes payable	6% - 10%	.5 – 1.5 years	$549,936	$26,130	$—

On September 1, 2016, the Company purchased used office furniture and equipment from its landlord. The Company executed a note payable in the amount of $40,122 at an interest rate of 0% and with monthly payments of $1,115. The Company imputed interest on the note and recorded a discounted note balance of $36,634 on September 1, 2016. The term of the note is three years. The balance on the note was $19,936, $26,130, and $0 on December 31, 2017, June 30, 2017, and June 30, 2016, respectively. For the six months ended December 31, 2017 and 2016, interest expense on this note was $493 and $710, respectively. For the year ended June 30, 2017, interest expense on this note was $1,755.

On November 30, 2017 the Company amended two notes payable to GHS in the aggregate principal amount of $500,000. The notes, which were originally made on October 12 and November 2, 2017 and included conversion prices at 20% discount off market price, as defined in the agreements. The amendments removed the conversion features in the notes, totalling $500,000. Upon amendment, the Company recorded a loss on extinguishment of these notes of $15,256. As of December 31, 2017 the notes, which were previously included in Convertible Notes Payable are included in Notes Payable.

Notes Payable also includes two non-interest bearing notes totalling $30,000 that originated prior to the Company’s 2014 bankruptcy proceedings.